LETTER FROM THE PRESIDENT

BACKGROUND ARTWORK

Dear Fellow Contract Owner:

There's no doubt that we've all experienced excessive volatility in the financial markets in 1998. The 12-month period ending December 31, 1998, has served as a clear example of how the performance of different asset classes can vary widely over a given time period. For example, domestic large cap stocks made an impressive rebound in the fourth quarter to provide the highest asset class returns for the year, even more spectacular when viewed against the lackluster performance of small cap stocks over the past year. Similarly, the divergence between the returns of value versus growth styles, Europe versus Asia, and emerging versus developed markets reflects the overall volatility that has been inherent in 1998.

Given these wild swings in performance, we think the message is clear: expect volatility, and understand that it's extremely difficult to predict which asset classes will be strong performers and which ones will be weak. One way to cushion the volatility is to be sure that you're adequately diversified in your investments and that you've properly allocated your assets based on your investing needs and goals. By investing with Touchstone through a financial advisor, you have already taken the important first step in building a portfolio that can help you meet your future goals. Your financial advisor can help you set new guidelines when life-style changes occur, and they can help you measure your level of patience for overall market conditions.

We're proud to note that the Touchstone Standby Income Fund has been recognized with Morningstar's highest 5-star rating for its three-year performance as of 12-31-98(1). Those familiar with Morningstar know that they are a privately owned company that provides unbiased mutual fund information to help individual investors make informed investment decisions. Only the top 10% of all mutual funds in each investment class actually receive Morningstar's highest rating. The Touchstone Standby Income Fund, classified as an Ultrashort Bond fund by Morningstar, was ranked among 2,126 funds in Morningstar's Taxable Bond category as of 12/31/98.

I'd like to take this opportunity to thank you for the success we've shared together. We appreciate your continued confidence and investment in the Touchstone Family of Funds and Variable Annuities(2).

Sincerely,

/s/ Jill McGruder
Jill T. McGruder
President and Chief Executive Officer
Touchstone Family of Funds and Variable Annuities

P.S. Please visit us on the World Wide Web at www.touchstonefunds.com

(1) Morningstar proprietary ratings reflect historical risk-adjusted performance, and are subject to change every month. Morningstar ratings are calculated from the fund's three-, five-, and 10-year average annual returns in excess of 3-month Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 3-month Treasury bill returns. The top 10% of funds in a category receives 5 stars; the next 22.5% receives 4 stars. Past performance is no guarantee of future results. The Advisor waived fees and reimbursed the Fund which had a material effect on the total return.

(2) Touchstone Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio. The Touchstone Family of Funds and Variable Annuities are distributed by Touchstone Securities, Inc., member NASD and SIPC. For a prospectus containing more information, including all fees and expenses, call 800.669.2796. Please read the prospectus carefully before investing or sending money.

NOTES

   TABLE OF CONTENTS

3
TABLE OF CONTENTS

                                                             PAGE
Separate Account I
  Management Discussion & Analysis.........................    7
  Statement of Net Assets..................................   21
  Statement of Operations and Changes in Net Assets........   22
  Notes to Financial Statements............................   23
  Report of Independent Accountants........................   31
Select Advisors Variable Insurance Trust
  Emerging Growth..........................................    3
  International Equity.....................................    7
  Income Opportunity.......................................   10
  Value Plus...............................................   14
  Balanced.................................................   17
  Standby Income...........................................   21
  Statements of Assets and Liabilities.....................   22
  Statements of Operations.................................   23
  Statements of Changes in Net Assets......................   24
  Financial Highlights.....................................   26
  Notes to Financial Statements............................   28
  Report of Independent Accountants........................   36
Select Advisors Portfolios
  Growth & Income..........................................    3
  Bond.....................................................    6
  Statements of Assets and Liabilities.....................    9
  Statements of Operations.................................   10
  Statements of Changes in Net Assets......................   11
  Ratios and Supplementary Data............................   12
  Notes to Financial Statements............................   13
  Report of Independent Accountants........................   18

NOTES                                                                          4

                       TOUCHSTONE
                          LOGO                    WESTERN-SOUTHERN LIFE
                                                      ASSURANCE COMPANY

                                               SEPARATE ACCOUNT 1  LOGO




                                                          ANNUAL REPORT
                                                      DECEMBER 31, 1998

NOTES

   MANAGEMENT DISCUSSION & ANALYSIS

7
MANAGEMENT DISCUSSION & ANALYSIS (MD&A)

Touchstone Emerging Growth

Over the course of the annual period ended December 31, 1998, several investment management strategies and techniques materially affected the performance of the Touchstone Emerging Growth Sub-Account. Small capitalization stocks, as measured by the Russell 2000, declined 2.5% while the total return (net of fees and expenses, but excluding surrender charges) for the Touchstone Emerging Growth Sub-Account (Variable Annuity) was 1.9%. The total return (net of fees and expenses, but excluding surrender charges) for the Touchstone Emerging Growth Sub-Account (Options 1, 2 and 3 for the Select Variable Annuity) was -1.8%, -1.9% and -2.0% respectively. (The Standard Death Benefit, Annual Step-Up Death Benefit, and 6% Accumulating Death Benefit of the Select Variable Annuity are referred to as Options 1, 2 and 3, respectively, in this report. The Select Variable Annuity was not available until March of 1998. Performance information is shown for the period of March 1 through December 31, 1998.)

As the value-style manager of the Touchstone Emerging Growth Portfolio, David L. Babson's core strategy continued to stress bottom-up fundamental analysis in identifying low risk stocks with attractive return potential. Small company stocks continued to have a difficult time in 1998. The domestic equity markets overall were marked by wild swings throughout the year. In the third quarter, the Russell 2000 declined 20% as investors sold stocks due to fears the U.S. was shortly headed into a recession. Not surprisingly, given Babson's low risk value discipline, the value-style portion of the portfolio held its value well during the third quarter and bettered its benchmark.

In the fourth quarter of 1998, investors dramatically shifted course and purchased stocks as rapidly as they were sold in the previous quarter, resulting in the Russell 2000 increasing its value by 16%. Not surprisingly, Babson's low risk value discipline had difficulty keeping pace with the soaring market, and the value-style portion of the Portfolio trailed its benchmark for the quarter and for the entire year.

Standout performers for the year included Elsag Bailey (+137%) due to a buyout offer from the large European industrial conglomerate ABB, and Martin Marietta Materials (+70%) due to continued strong demand of their primary product, aggregates--a fancy term for rocks, stone and gravel which are critical in road and infrastructure building. Unfortunately, Babson's increased weighting in the Energy sector, the worst performing sector in 1998, detracted from performance. Babson still likes the long term outlook for the Energy sector and continues to increase their weighting in this sector.

As the growth-style manager of the Touchstone Emerging Growth Portfolio, Westfield Capital Management continued to find companies with good growth prospects. Unlike 1997, small cap growth did much better than small cap value in 1998. This pattern correlates very well with past cycles where growth outperforms relatively as overall corporate profits peak--an environment Westfield expects to continue into 1999.

   MANAGEMENT DISCUSSION & ANALYSIS

Technology (including telecommunications) led the growth-style portion of the portfolio. Its impact can be seen in the performance pattern over the course of the year with the first quarter and fourth quarter accounting for most of the gains. Portfolio performance was achieved the old-fashioned way--that is, without the presence of Internet stocks. In the liquidity-driven market of 1998, top performance portfolio managers had to speculate on unheard of valuations in either the Internet group or the top 50 blue chips. Neither area fit Westfield's price/earnings-to-growth valuation discipline very well. Instead, some of Westfield's best technology stock picks were market-penetration stories. Such names as Geotel in call routing systems, Galileo in networking ICs, and EMC in data storage are but a few.

The portfolio kept pace with its benchmarks and peers during the severe correction of July and August, and Westfield feels that this reflects the cushioning effect of their growth-at-a-reasonable-price style, as well as specific portfolio sector shifts made earlier in the year. Concerns about Asian demand caused Westfield to exit the Energy sector and several technology product arenas. Financially-sensitive holdings were reduced as they saw signs of a slowing economy, while service companies in the consumer and healthcare sectors were added. The educational field was also sharply overweighted and remained a stand-out performer.

                         GROWTH OF A $10,000 INVESTMENT

                                       TOUCHSTONE VARIABLE ANNUITY
                                             EMERGING GROWTH                                             WIES. SM CO GR MINOR
                                               SUB-ACCOUNT                 RUSSELL 2000 MAJOR INDEX              INDEX
                                               -----------                 ------------------------      --------------------
2/95                                               10000                              10000                       10000
3/95                                               10094                              10171                       10294
6/95                                               10694                              11125                       11458
9/95                                               11600                              12224                       12955
12/95                                              11687                              12488                       12801
3/96                                               12227                              13126                       13501
6/96                                               12753                              13782                       14428
9/96                                               12465                              13829                       14705
12/96                                              12818                              14548                       14934
3/97                                               12419                              13796                       13808
6/97                                               14685                              16032                       16007
9/97                                               16965                              18418                       18439
12/97                                              16906                              17801                       17424
3/98                                               18436                              19592                       19361
6/98                                               17753                              18678                       18781
9/98                                               14259                              14915                       14838
12/98                                              17228                              17348                       17675

----------------------------
Average Annual Total Return
----------------------------
One Year         Since
 Ended         Inception
12/31/98        2/23/95
  1.9%           15.2%
---------------------------
Cumulative Total Return
---------------------------
     Since Inception
          2/23/95
           72.3%
---------------------------


The performance information shown here represents the performance of an investment made by a Variable Annuity contract owner in the Sub-Account. It reflects the fees that are paid by the Sub-Account and the Variable Annuity contract owner. The chart does not reflect additional fees related to the Select Variable Annuity. Inclusion of these fees would reduce the return figures. Past performance is not indicative of future performance.

   MANAGEMENT DISCUSSION & ANALYSIS

9

Touchstone International Equity

Over the course of the annual period ended December 31, 1998, several investment management strategies and techniques materially affected the performance of the Touchstone International Equity Sub-Account. International equity stocks, as measured by the MSCI EAFE Index, rose 20.3% while the total return (net of fees and expenses, but excluding surrender charges) for the Touchstone International Equity Sub-Account (Variable Annuity) was 18.6%. The total return (net of fees and expenses, but excluding surrender charges) for the Touchstone International Equity Sub-Account (Options 1, 2 and 3 for the Select Variable Annuity) was 8.5%, 8.4% and 8.3% respectively.

As the manager of the Touchstone International Equity Portfolio, Credit Suisse Asset Management (formerly BEA Associates) attributes the Portfolio's performance to three prominent drivers: the Portfolio's allocation to European markets, their underweight position in Japan, and their absence from the rest of Asia.

In Europe, Credit Suisse favored several themes during the year including companies benefiting from restructuring and businesses that help other companies reduce costs. During the first half of the year, their positions in the auto (Renault, Porsche, Volkswagen and BMW), business services (Cap Gemini and SAP), and telecommunications equipment and mobile phone industries (Vodaphone and Telefonica) added to performance.

Late in the third quarter, as the emerging markets crisis spread, they repositioned their European allocation in favor of defensive industries and companies whose core businesses are concentrated in Europe. This repositioning had a negative impact in October, and was the primary cause of slight underperformance for the year, when oversold global financials, in which they were underweight, rallied sharply. However, their defensive positioning proved beneficial during the end of the quarter as investors reduced their global economic growth expectations and sought safer havens with higher earnings visibility.

Being underweight in Japan added to performance for the year while stock selection there hurt performance by a modest degree. For much of the year the portfolio was positioned in large blue chip exporters (Sony, Canon, TDK and Honda) on the belief that their earnings would be more stable than domestic companies that rely on Japan's domestic economy for revenues. While exporters did well during the first part of the year, they were hurt in the third and fourth quarters when the yen rallied sharply, thereby weakening the profitability of exporters. Credit Suisse was also underweight in large banks in Japan, which rallied in October causing a negative impact on performance.

Being absent from all of Asia except Japan proved to be effective on a full-year basis. Despite the rally in the first month of the year and in the final quarter, Asian markets were weak for most of the year, underscoring the view that avoiding them was the most prudent approach to take.

   MANAGEMENT DISCUSSION & ANALYSIS

                         GROWTH OF A $10,000 INVESTMENT

                                      TOUCHSTONE VARIABLE ANNUITY
                                          INTERNATIONAL EQUITY                                            WIES. NON-US EQUITY
                                              SUB-ACCOUNT                    MSCI EAFE MAJOR INDEX            MINOR INDEX
                                              -----------                    ---------------------        -------------------
2/95                                             10000                                10000                       10000
3/95                                             10337                                10627                       10271
6/95                                             10754                                10712                       10758
9/95                                             11201                                11167                       11225
12/95                                            11231                                11628                       11397
3/96                                             11888                                11973                       11961
6/96                                             12116                                12171                       12411
9/96                                             11963                                12165                       12357
12/96                                            12351                                12368                       12833
3/97                                             12499                                12183                       12979
6/97                                             13865                                13774                       14314
9/97                                             14426                                13685                       14386
12/97                                            13985                                12622                       13128
3/98                                             16272                                14489                       14737
6/98                                             17166                                14653                       14426
9/98                                             14721                                12579                       12102
12/98                                            16587                                15189                       14141

----------------------------
Average Annual Total Return
----------------------------
One Year         Since
 Ended         Inception
12/31/98        2/23/95
 18.6%           14.0%
---------------------------
Cumulative Total Return
---------------------------
     Since Inception
          2/23/95
           65.9%
---------------------------


The performance information shown here represents the performance of an investment made by a Variable Annuity contract owner in the Sub-Account. It reflects the fees that are paid by the Sub-Account and the Variable Annuity contract owner. The chart does not reflect additional fees related to the Select Variable Annuity. Inclusion of these fees would reduce the return figures. Past performance is not indicative of future performance.


Touchstone Income Opportunity

Over the course of the annual period ended December 31, 1998, several investment management strategies and techniques materially affected the performance of the Touchstone Income Opportunity Sub-Account. Corporate high yield bonds, as measured by the Wiesenberger: Corporate High Yield Variable Annuity Index, declined 1.5%; emerging market bonds, as measured by the Wiesenberger: Emerging Market Income Variable Annuity Index, declined 22.7%, while corporate bonds in general, as measured by the Lehman Brothers Corporate Bond Index, rose 8.5%. Total return (net of fees and expenses, but excluding surrender charges) for the Touchstone Income Opportunity Sub-Account (Variable Annuity) was -13.5%. The total return (net of fees and expenses, but excluding surrender charges) for the Touchstone Income Opportunity Sub-Account (Options 1, 2 and 3 for the Select Variable Annuity) was -15.5%, -15.6% and -15.6% respectively.

As the manager of the Touchstone Income Opportunity Portfolio, Alliance Capital Management continued to concentrate its portfolio strategy on investments in emerging market corporates, emerging market sovereign and U.S. corporate high yield debt. Alliance reports that 1998 was an extremely challenging year for financial markets, as economic turmoil spread from Asia to encompass Russia and Latin America, particularly Brazil. Both the high yield and emerging markets came under pressure in the second half of the

   MANAGEMENT DISCUSSION & ANALYSIS

11

year, after Russia announced a debt moratorium in August. High yield assets also came under pressure due to these global concerns, causing many companies to revise earning estimates downward; liquidity in the secondary market dissipated.

As emerging market assets came under pressure, several positions were more severely impacted than others, including: Russian principal loans, overweight positions in Indonesian corporates, a Chinese toll road, and an Ecuadorian cellular company. The portfolio performance also suffered because of an overweight position in emerging market corporate securities that underperformed sovereign bonds.

During the second half of the year, Alliance decided to change the investment strategy and began to slowly weight the portfolio with more high yield assets, rather than emerging markets securities, reflecting their belief in the strength of the U.S. economy. As of December 31, 1997, 60% of Touchstone Income Opportunity was in emerging markets. By December 31, 1998, 32% of the portfolio was in emerging market assets. They accomplished this transition by taking advantage of positive price momentum in emerging assets. When they felt prices reflected fair value, they sold some of the emerging market assets--thereby minimizing the losses on the portfolio--and invested those assets in the domestic high yield area.

Alliance believes that there will be continued strong demand for the high yield asset class, which could offer price appreciation through spread tightening of 0.50% to 1.25%. Although high yield is not immune to external events such as the Brazilian situation, the outlook for continued, albeit slower, growth in the United States will have more of a positive impact on high yield performance.

   MANAGEMENT DISCUSSION & ANALYSIS

                         GROWTH OF A $10,000 INVESTMENT

                     TOUCHSTONE VARIABLE ANNUITY                       WIES. GLOB. INC.
                         INCOME OPPORTUNITY           CORP MAJOR         VA MINOR          WIES EMERG MKT      WIES CORP. HIGH
                             SUB-ACCOUNT                 INDEX             INDEX             MINOR INDEX         MINOR INDEX
                             -----------              -----------     ----------------     --------------      ---------------
2/95                              10000                   10000               10000               10000               10000
3/95                               9780                   10082               10161                9740               10083
6/95                              11247                   10832               10727               11408               10595
9/95                              11919                   11087               10908               12056               10933
12/95                             12515                   11635               11304               13048               11277
3/96                              13185                   11335               11214               13574               11545
6/96                              13970                   11386               11359               14975               11770
9/96                              15020                   11613               11712               16839               12286
12/96                             15728                   12017               12067               18107               12667
3/97                              16033                   11896               11855               18462               12695
6/97                              17089                   12387               12213               20203               13382
9/97                              17870                   12872               12523               21293               14115
12/97                             17401                   13247               12570               20131               14285
3/98                              18266                   13451               12762               21107               14844
6/98                              17446                   13788               12761               19445               14824
9/98                              14489                   14288               12795               13923               13639
12/98                             15049                   14374               13167               15551               14065

----------------------------
Average Annual Total Return
----------------------------
One Year         Since
 Ended         Inception
12/31/98        2/23/95
(13.5%)          11.2%
---------------------------
Cumulative Total Return
---------------------------
     Since Inception
          2/23/95
           50.5%
---------------------------


The performance information shown here represents the performance of an investment made by a Variable Annuity contract owner in the Sub-Account. It reflects the fees that are paid by the Sub-Account and the Variable Annuity contract owner. The chart does not reflect additional fees related to the Select Variable Annuity. Inclusion of these fees would reduce the return figures. Past performance is not indicative of future performance.



Touchstone Value Plus

Over the course of the abbreviated period ended December 31, 1998, several investment management strategies and techniques materially affected the performance of the Touchstone Value Plus Sub-Account since its inception on May 1, 1998. From the Portfolio's inception in May until the end of 1998, growth and value stocks, as measured by the S&P 500 Index, rose 11.7% while value stocks, as measured by the S&P Barra Value Index, rose 1.6%. Total return (net of fees and expenses, but excluding surrender charges) for the Touchstone Value Plus Sub-Account (Variable Annuity) was 1.2%. The total return (net of fees and expenses, but excluding surrender charges) for the Touchstone Value Plus Sub-Account (Options 1, 2 and 3 for the Select Variable Annuity) was 1.2%, 1.1% and 1.1% respectively.

As the manager of the Touchstone Value Plus Portfolio, Fort Washington Investment Advisors concentrated their efforts on mid to large cap common stocks that were considered fundamentally undervalued. Fort Washington reports that 1998 marked the fourth straight year of twenty plus percent returns for the S&P 500, a first in history. The year was also characterized by several other events:

     O The Asian crisis and the Long Term Capital debacle sent shock waves through the financial markets.

   MANAGEMENT DISCUSSION & ANALYSIS

13

     O Weakening overseas economies and a defiant Iraq headlined the foreign political landscape.

     O President Clinton weathered a flurry of setbacks including charges of sexual misconduct and a formal impeachment by members of Congress.

With all of this as a backdrop, investors encountered the type of volatility one would expect from an unpredictable market. Valuations for stocks continued to increase as a combination of lower interest rates and abundant liquidity pushed stock prices higher.

The S&P 500 return was clearly dominated by the largest twenty names as they accounted for over 36% of the index and over 75% of the total return for the year. Growth managers continued their outperformance versus Value managers for 1998 as represented by the S&P Barra Growth and S&P Barra Value indexes, up 42.2% and 14.7% respectively. In an even starker contrast, the Russell 2000 turned in a -2.5% return for the full year.

The best performing sector in the portfolio for the time period was Finance, with Fannie Mae and Bank One contributing the most. Technology issues such as Computer Associates were the weakest performing sector.

                                                  GROWTH OF A $10,000 INVESTMENT

                             TOUCHSTONE VARIABLE ANNUITY
                                     VALUE PLUS                                       S&P BAR VAL MINOR      WILSHIRE|LG CAP
                                     SUB-ACCOUNT               S&P 500 MAJOR INDEX           INDEX           VAL|MINOR INDEX
                                     -----------               -------------------    -----------------      ---------------
4/98                                    10000                         10000                  10000                  10000
6/98                                     9898                         10227                   9934                   9968
9/98                                     8761                          9210                   8651                   8853
12/98                                   10120                         11171                  10159                  10075


----------------------------
Average Annual Total Return
----------------------------
One Year         Since
 Ended         Inception
12/31/98        5/1/98
  n/a             n/a
---------------------------
Cumulative Total Return
---------------------------
     Since Inception
          5/1/98
           1.2%
---------------------------


The performance information shown here represents the performance of an investment made by a Variable Annuity contract owner in the Sub-Account. It reflects the fees that are paid by the Sub-Account and the Variable Annuity contract owner. The chart does not reflect additional fees related to the Select Variable Annuity. Inclusion of these fees would reduce the return figures. Past performance is not indicative of future performance.

   MANAGEMENT DISCUSSION & ANALYSIS

Touchstone Growth & Income

Over the course of the annual period ended December 31, 1998, several investment management strategies and techniques materially affected the performance of the Touchstone Growth & Income Sub-Account. Growth and value stocks, as measured by the S&P 500 Index, rose 28.6% while the total return (net of fees and expenses, but excluding surrender charges) for the Touchstone Growth & Income Sub-Account (Variable Annuity) was 6.0%. The total return (net of fees and expenses, but excluding surrender charges) for the Touchstone Growth & Income Sub-Account (Options 1, 2, and 3 for the Select Variable Annuity) was -0.6%, -0.6% and -0.7% respectively.

As the manager of the Touchstone Growth & Income Portfolio, Scudder Kemper Investments focused exclusively on their relative dividend yield discipline. Scudder reports that 1998 was truly a "Jekyll and Hyde" year for the U.S. equity market. On the one hand, the S&P 500 Index returned a remarkable 28.6%, the fourth consecutive year of returns in excess of 20%. On the other hand, it was an extraordinarily difficult period for value-oriented strategies, such as those employed by the Touchstone Growth & Income Portfolio. The strongest returns were limited to a narrow subset of the U.S. market, mostly the largest capitalization growth technology stocks. Unfortunately, these returns did not percolate down to most other stocks in the S&P 500. The lack of market breadth last year is captured by the following statistics: fully 70% of the stocks in the S&P 500 underperformed the reported index return, and 40% of S&P 500 stocks actually declined for the year.

Other than the headwind of large cap growth stock dominance, the primary negative influence resulted from Scudder's overweight in industrial cyclicals, largely chemical, paper/forest products, and metals stocks. This overweight had been in place since 1997, having been driven by the stocks' recession level valuations. But commodity deflation, in combination with operating (and in a few cases, financial) leverage caused such severe pressure on earnings that even historically low valuations were not able to mitigate downside in stocks such as Imperial Chemical, Witco, Lyondell and Oregon Steel. One bright spot in the chemical sector was the third quarter announcement that BetzDearborn was to be acquired by Hercules, leading to a 20% total return for the stock for the ten months of 1998 until it was acquired. The paper stocks fared better, largely because of their year-end rally which had each of the Portfolio's paper holdings outperforming the fourth quarter S&P 500 return of 21%. This rally was driven by a positive sentiment shift that occurred at the depths of the September market. The global oversupply of pulp had become so severe that U.S. companies began to respond with meaningful closings of capacity in an attempt to stabilize pricing. Further positive news was the surprise announcement in November that International Paper was seeking to acquire Union Camp, which drove the entire sector higher.

The greatest source of outperformance was the Portfolio's overweight in telecommunication stocks, which in aggregate rose 48%. Standout performers were Bellsouth (+81%), Sprint (+64%), Alltel (+50%), and Frontier

   MANAGEMENT DISCUSSION & ANALYSIS

15

(+46%). Low relative valuations at the beginning of the year, and the increasing recognition that the local telephone companies' earnings were being enhanced by the growth in value-added services catalyzed the outperformance of many of these stocks. Scudder's underweight in the consumer staple sector, as well as specific stock selection, also added value as their value discipline enabled them to avoid the weakness in Coca-Cola, Proctor & Gamble, and Gillette. Instead, the portfolio was led by standout performers Avon (+47%) and Unilever (+35%). The Portfolio also benefited from the fact many of its best performing stocks were top holdings. These included Ford (+87%), Bellsouth (+81%), Sprint (+64%), Xerox (+62%), American Home Products (+50%), Bristol-Myers Squibb (+43%), and Chase Manhattan (+33%). And finally, the tremendous level of merger and acquisition activity in the U.S. market helped the Portfolio last year. Stocks which were held that were acquired during the year (or which are pending final completion) included MidOcean, Mercantile Stores, Firstar, Echlin, BetzDearborn, and Mobil.

Scudder continues to focus on their relative dividend yield discipline, which seeks to identify opportunities in undervalued and misunderstood companies. While this discipline does not add value in every year, Scudder feels that it has proven itself over market cycles. They cannot control the normal cyclical shifts between growth and value, but they are confident that adhering to a time tested stock selection discipline will prove beneficial over time.

                                                  GROWTH OF A $10,000 INVESTMENT

                                               TOUCHSTONE VARIABLE ANNUITY
                                                     GROWTH & INCOME                                     WIES. GRO. & INC. MINOR
                                                       SUB-ACCOUNT             S&P 500 MAJOR INDEX                INDEX
                                                       -----------             -------------------       -----------------------
2/95                                                      10000                       10000                       10000
3/95                                                      10252                       10295                       10249
6/95                                                      10998                       11278                       11017
9/95                                                      11814                       12174                       11845
12/95                                                     12490                       12908                       12386
3/96                                                      13346                       13600                       12996
6/96                                                      13623                       14210                       13423
9/96                                                      13762                       14649                       13853
12/96                                                     14162                       15871                       14856
3/97                                                      13553                       16296                       14914
6/97                                                      15052                       19141                       16913
9/97                                                      16348                       20575                       18210
12/97                                                     16750                       21165                       18423
3/98                                                      18850                       24118                       20487
6/98                                                      18278                       24914                       20547
9/98                                                      15922                       22436                       18151
12/98                                                     17758                       27213                       21427


----------------------------
Average Annual Total Return
----------------------------
One Year         Since
 Ended         Inception
12/31/98        2/23/95
  6.0%           16.1%
---------------------------
Cumulative Total Return
---------------------------
     Since Inception
          2/23/95
           77.6%
---------------------------


The performance information shown here represents the performance of an investment made by a Variable Annuity contract owner in the Sub-Account. It reflects the fees that are paid by the Sub-Account and the Variable Annuity contract owner. The chart does not reflect additional fees related to the Select Variable Annuity. Inclusion of these fees would reduce the return figures. Past performance is not indicative of future performance.

   MANAGEMENT DISCUSSION & ANALYSIS

Touchstone Balanced

Over the course of the annual period ended December 31, 1998, several investment management strategies and techniques materially affected the performance of the Touchstone Balanced Sub-Account. Growth and value stocks, as measured by the S&P 500 Index, rose 28.6% and government and corporate bonds, as measured by the Lehman Brothers Aggregate Index, rose 8.7% while the total return (net of fees and expenses, but excluding surrender charges) for the Touchstone Balanced Sub-Account (Variable Annuity) was 4.0%. The total return (net of fees and expenses, but excluding surrender charges) for the Touchstone Balanced Sub-Account (Options 1, 2 and 3 for the Select Variable Annuity) was 0.9%, 0.8% and 0.7% respectively.

As the manager of the Touchstone Balanced Portfolio, OpCap Advisors employed a disciplined, bottom-up approach to stock selection which has not changed since they began managing this Portfolio in April of 1997. Their investment horizon is long-term, with an average holding period of 3 to 4 years. OpCap reports that the stock market was characterized in 1998 by exceptionally strong crosscurrents, including wide performance disparities among individual stocks. Many quality businesses that are inexpensive languished or even fell in price, while many large cap growth stocks and technology issues with what OpCap believed to be unsustainably high valuations became even more highly valued. Subsequently, OpCap's equity performance suffered from the ownership of a disproportionate number of quality mid cap companies that have reasonable valuations. The mid cap sector, especially mid cap value stocks, lagged badly in the year.

Performance also suffered from the relatively limited holdings of technology stocks. The stock market valued many technology companies as if they had unlimited earnings growth potential. The most obvious example is the Internet stocks, which rose dramatically in price in 1998 even though many Internet companies have very limited revenues. For example, At Home Corporation with a market capitalization of $11 billion had revenues for the year of $50 million. While OpCap agrees that technology is revolutionary, they do not feel comfortable paying high prices for large unknowns. Moreover, they believe that highly priced technology stocks, including the Internet issues, may be vulnerable to large declines when the euphoria that surrounds them subsides. For these reasons, they sold their technology holdings when they believed they had achieved a level of prudent valuation. For example, the EMC Corporation (EMC) position was sold in August at a price of $59 per share, or 37 times 1998's estimated earnings.

While technology stocks soared in 1998, many solid but less glamorous companies with improving business results fell by the wayside. The most striking example in the portfolio is the real estate company, Security Capital Group, which experienced a 58% drop in its share price. This occurred even though the company's funds from operations (the real estate equivalent to earnings per share) are expected to rise 9% in 1998 and 20% in 1999. At year end, the company's stock sold at less than eight times 1998 funds from operations and at a large discount to its net asset value.

   MANAGEMENT DISCUSSION & ANALYSIS

17

Even though OpCap's disciplined value style of investing did not produce strong returns in 1998, they will stick to it because in their experience it has proven itself over time. In other words, they will continue to invest carefully for the long term, rather than chase after highly valued stocks or buy companies that are in vogue. Their objective is to control risk and generate superior returns by acquiring stocks for substantially less than they are worth.

OpCap believes two of the most important long-term drivers of the price of a stock are five-year average return on equity and five-year earnings per share growth. In that regard, the companies they own have significantly higher return on equity and comparable earnings per share growth than the average of the stocks in the S&P 500 Index. The stocks owned by the Portfolio not only have favorable business characteristics, but are also reasonably valued. Their weighted average positive price/earnings ratio was 18.9 times at the end of the year and their weighted average price to book ratio was 3.8 times, well below the S&P 500 Index's levels of 26.7 times and 13.8 times, respectively. They remain optimistic that investments in quality undervalued businesses will generate superior returns over time.

In the second half of the year, OpCap established new positions in the common stocks of Compaq Computer, Computer Associates International and News Corporation Limited. Each is expected to deliver strong business results in 1999. In the case of Compaq, for instance, they believe the stock is inexpensive because of uncertainties created by acquisitions and recent poor operating performance. They believe management has a sound plan for integrating acquisitions and improving core operating results. The five largest equity holdings at December 31, 1998 were Security Capital Group (Class B), a real estate company; Teva Pharmaceutical Industries Ltd., the leading global generic pharmaceutical company; Sabre Group Holdings, which operates a travel reservation and information system; Monsanto Co., a life sciences company; and Sprint Corp., a leading provider of telecommunications services.

In addition to its holdings of common stocks, which represented 59.7% of the Portfolio's net assets at year end, 34.7% of net assets were invested in fixed income securities. The balance was invested in cash and cash equivalents. The fixed income portion of the portfolio performed well in 1998. OpCap's fixed income holdings include a diverse group of high-quality corporate bonds, U.S. Government and agency securities, foreign government debt and tax-exempt municipal bonds.

   MANAGEMENT DISCUSSION & ANALYSIS

                         GROWTH OF A $10,000 INVESTMENT

                        TOUCHSTONE VARIABLE ANNUITY                                             BLEND: 60
                                 BALANCED                S&P 500        LB AGGREG MAJOR        S&P 40 LB          WIES BALANCED
                                SUB-ACCOUNT            MAJOR INDEX            INDEX              AGGREG            MINOR INDEX
                                -----------            -----------       ---------------      -------------       -------------
2/95                               10000                  10000               10000               10000               10000
3/95                               10283                  10295               10061               10202               10161
6/95                               11258                  11278               10674               11034               10825
9/95                               11915                  12174               10884               11645               11383
12/95                              11963                  12908               11348               12266               11795
3/96                               12339                  13600               11147               12569               12026
6/96                               12454                  14210               11210               12936               12236
9/96                               12842                  14649               11417               13278               12503
12/96                              13783                  15871               11760               14102               13089
3/97                               13652                  16296               11695               14303               13005
6/97                               14978                  19141               12125               15993               14339
9/97                               15871                  20575               12530               16935               15274
12/97                              16130                  21165               12895               17433               15396
3/98                               17180                  24118               13094               18986               16596
6/98                               17215                  24914               13402               19544               16923
9/98                               15588                  22436               13968               18731               15784
12/98                              16780                  27213               14015               21091               17777

----------------------------
Average Annual Total Return
----------------------------
One Year         Since
 Ended         Inception
12/31/98        2/23/95
  4.0%           14.4%
---------------------------
Cumulative Total Return
---------------------------
     Since Inception
          2/23/95
           67.8%
---------------------------


The performance information shown here represents the performance of an investment made by a Variable Annuity contract owner in the Sub-Account. It reflects the fees that are paid by the Sub-Account and the Variable Annuity contract owner. The chart does not reflect additional fees related to the Select Variable Annuity. Inclusion of these fees would reduce the return figures. Past performance is not indicative of future performance.


Touchstone Bond

Over the course of the annual period ended December 31, 1998, several investment management strategies and techniques materially affected the performance of the Touchstone Bond Sub-Account. Corporate bonds, as measured by the Lehman Brothers Aggregate Index, rose 8.7% while the return of the Wiesenberger: Corporate Bond (Investment Grade) Variable Annuity Index rose 6.3%. Total return (net of fees and expenses, but excluding surrender charges) for the Touchstone Bond Sub-Account (Variable Annuity) was 6.8%. The total return (net of fees and expenses, but excluding surrender charges) for the Touchstone Bond Sub-Account (Options 1, 2 and 3 for the Select Variable Annuity) was 5.4%, 5.3% and 5.2% respectively.

As the manager of the Touchstone Bond Portfolio, Fort Washington Investment Advisors continued to strategically rotate between government, corporate and mortgage securities throughout the year. Fort Washington reports that the Portfolio generated solid returns in a market that was very unfriendly to the average manager. The returns were the result of an above average market yield and a portfolio duration equal to that of the Portfolio's overall market index.

   MANAGEMENT DISCUSSION & ANALYSIS

19

The portfolio was overweight in corporate and asset-backed securities. A 5% cash position and a core position (5%) in preferred stocks generated significant current income with low market volatility. The goal of the portfolio was to find market niches of mispriced securities that generated above average returns for their quality or duration. The portfolio position in preferred stock was a perfect example of this strategy.

                                                  GROWTH OF A $10,000 INVESTMENT






                                                  TOUCHSTONE VARIABLE
                                                      ANNUITY BOND                                      WIES. CORP. INV. GRADE -
                                                      SUB-ACCOUNT            LB AGGREG. MAJOR INDEX          VA MINOR INDEX
                                                      -----------            ----------------------     ------------------------
2/95                                                      10000                       10000                       10000
3/95                                                      10068                       10061                       10050
6/95                                                      10686                       10674                       10651
9/95                                                      10832                       10884                       10830
12/95                                                     11263                       11348                       11216
3/96                                                      10974                       11147                       11055
6/96                                                      10972                       11210                       11087
9/96                                                      11129                       11417                       11280
12/96                                                     11395                       11760                       11606
3/97                                                      11322                       11695                       11560
6/97                                                      11649                       12125                       11935
9/97                                                      11983                       12530                       12299
12/97                                                     12137                       12895                       12524
3/98                                                      12346                       13094                       12723
6/98                                                      12589                       13402                       12944
9/98                                                      12856                       13968                       13315
12/98                                                     12960                       14015                       13315


----------------------------
Average Annual Total Return
----------------------------
One Year         Since
 Ended         Inception
12/31/98        2/23/95
  6.8%            7.0%
---------------------------
Cumulative Total Return
---------------------------
     Since Inception
          2/23/95
           29.6%
---------------------------


The performance information shown here represents the performance of an investment made by a Variable Annuity contract owner in the Sub-Account. It reflects the fees that are paid by the Sub-Account and the Variable Annuity contract owner. The chart does not reflect additional fees related to the Select Variable Annuity. Inclusion of these fees would reduce the return figures. Past performance is not indicative of future performance.


Touchstone Standby Income

Over the course of the annual period ended December 31, 1998, several investment management strategies and techniques materially affected the performance of the Touchstone Standby Income Sub-Account. Cash equivalents, as measured by the Smith Barney 3-month Treasury Bill Index, rose 5.1% while the Merrill Lynch 91-Day Treasury Index rose 5.2% and the return of the 30-Day Money Market Yield Index rose 5.1%. Total return (net of fees and expenses, but excluding surrender charges) for the Touchstone Standby Income Sub-Account (Variable Annuity) was 4.3%. The total return (net of fees and expenses, excluding surrender charges) for the Touchstone Standby Income Sub-Account (Options 1, 2 and 3 for the Select Variable Annuity) was 3.7%, 3.6% and 3.5% respectively.

   MANAGEMENT DISCUSSION & ANALYSIS

As the manager of the Touchstone Standby Income Portfolio, Fort Washington Investment Advisors maintained its core investment strategy by using a sector rotation strategy and trend analysis. As the year began, the Portfolio was overweight in commercial paper. As the year concluded, they had a significantly higher corporate and asset-backed weighting. They had also extended the average maturity of the Portfolio, making it roughly 50% longer than the 3-month Treasury bill. This dual focus restructuring was accomplished by rotating into corporate and asset-backed securities as spreads widened to near historic highs. In the process, Fort Washington was able to pare back their commercial paper exposure and better position the portfolio for the coming year.

                         GROWTH OF A $10,000 INVESTMENT





                              TOUCHSTONE VARIABLE ANNUITY
                                    STANDBY INCOME               30-DAY MM MINOR      MERRILL 91-DAY MAJOR    SBR 3-MTH TR MINOR
                                     SUB-ACCOUNT                      INDEX                  INDEX                  INDEX
                                     -----------                 ---------------      --------------------    ------------------
2/95                                    10000                         10000                  10000                  10000
3/95                                    10053                         10046                  10051                  10049
6/95                                    10115                         10185                  10202                  10196
9/95                                    10190                         10321                  10347                  10339
12/95                                   10317                         10457                  10499                  10480
3/96                                    10407                         10586                  10628                  10616
6/96                                    10505                         10713                  10765                  10750
9/96                                    10608                         10842                  10914                  10890
12/96                                   10711                         10974                  11056                  11031
3/97                                    10801                         11107                  11197                  11171
6/97                                    10909                         11246                  11350                  11315
9/97                                    11033                         11387                  11502                  11461
12/97                                   11141                         11532                  11646                  11610
3/98                                    11249                         11679                  11797                  11760
6/98                                    11367                         11826                  11949                  11909
9/98                                    11499                         11975                  12119                  12060
12/98                                   11622                         12114                  12254                  12198

----------------------------
Average Annual Total Return
----------------------------
One Year         Since
 Ended         Inception
12/31/98        2/23/95
  4.3%            4.0%
---------------------------
Cumulative Total Return
---------------------------
     Since Inception
          2/23/95
           16.2%
---------------------------


The performance information shown here represents the performance of an investment made by a Variable Annuity contract owner in the Sub-Account. It reflects the fees that are paid by the Sub-Account and the Variable Annuity contract owner. The chart does not reflect additional fees related to the Select Variable Annuity. Inclusion of these fees would reduce the return figures. Past performance is not indicative of future performance.

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1

21
STATEMENT OF NET ASSETS
                                                               December 31, 1998

                                                                  COST
ASSETS:
Investments at current market value:
  Select Advisors Variable Insurance Trust
     Emerging Growth Portfolio (1,785,767 shares, cost
      $26,683,448)                                            $ 27,375,805
     International Equity Portfolio (1,858,084 shares, cost
      $24,094,203)                                              25,938,859
     Balanced Portfolio (2,677,782 shares, cost $38,173,552)    37,381,834
     Income Opportunity Portfolio (3,616,191 shares, cost
      $39,515,015)                                              31,424,697
     Standby Income Portfolio (1,971,159 shares, cost
      $19,722,085)                                              19,731,304
     Value Plus Portfolio (236,065 shares, cost $2,183,740)      2,403,143
  Select Advisors Portfolios
     Growth & Income Portfolio II (72.916482% beneficial
      interest $49,213,130)                                     54,465,447
     Bond Portfolio II (62.500533% beneficial interest
      $22,151,582)                                              24,059,688
--------------------------------------------------------------------------
Total invested assets                                          222,780,777
Accounts receivable                                                  2,914
--------------------------------------------------------------------------
          Total net assets                                    $222,783,691
--------------------------------------------------------------------------
NET ASSETS:
  Variable annuity contracts                                  $222,782,410
  Retained in the variable account by Western-Southern Life
     Assurance Company                                               1,281
--------------------------------------------------------------------------
          Total net assets                                    $222,783,691
--------------------------------------------------------------------------

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS                             22
                                            For the Year Ended December 31, 1998

                                              EMERGING     INTERNATIONAL                   INCOME        STANDBY
                                               GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME      VALUE PLUS
                                 TOTAL       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
INCOME:
 Dividends and capital gains  $  7,790,557   $  949,247     $   855,477    $1,889,245    $3,182,093    $  908,378    $    6,117
 Miscellaneous income (loss)        38,997       (2,563)         12,273        10,320        10,204         9,108         1,075
EXPENSES:
 Mortality and expense risk,
   and administrative charge     2,427,007      293,715         282,611       400,076       397,116       223,301        10,259
--------------------------------------------------------------------------------------------------------------------------------
 Net investment income
   (loss)                        5,402,547      652,969         585,139     1,499,489     2,795,181       694,185        (3,067)
--------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized
   appreciation
   (depreciation) on
   investments                  (3,978,283)    (776,947)      1,667,350    (1,248,671)   (7,057,484)       19,079       219,404
 Realized gain (loss) on
   investments                     342,534      431,014         410,552       377,228      (659,377)         (763)     (216,120)
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
   gain (loss) on
   investments                  (3,635,749)    (345,933)      2,077,902      (871,443)   (7,716,861)       18,316         3,284
--------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in
   net assets resulting from
   operations                    1,766,798      307,036       2,663,041       628,046    (4,921,680)      712,501           217
--------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNERS ACTIVITY:
 Payments received from
   contract owners             115,835,531   12,397,017      11,156,959    19,309,239    18,716,854    14,871,076       900,471
 Net transfers between
   subaccounts and/or fixed
   account                       1,426,873    1,374,341         871,994     1,500,884    (2,260,691)   (5,922,348)    1,574,297
 Withdrawals and surrenders    (16,702,244)  (2,261,213)     (1,887,141)   (2,649,241)   (2,651,298)   (1,439,245)      (71,597)
 Contract maintenance charge       (91,368)     (12,823)        (11,413)      (14,359)      (16,220)       (4,676)         (246)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase from contract
   activity                    100,468,792   11,497,322      10,130,399    18,146,523    13,788,645     7,504,807     2,402,925
--------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets    102,235,590   11,804,358      12,793,440    18,774,569     8,866,965     8,217,308     2,403,142
--------------------------------------------------------------------------------------------------------------------------------
 Net assets, at beginning of
   period                      120,548,101   15,571,456      13,145,364    18,607,225    22,557,696    11,517,000            --
--------------------------------------------------------------------------------------------------------------------------------
 Net assets, at end of
   period                     $222,783,691   $27,375,814    $25,938,804    $37,381,794   $31,424,661   $19,734,308   $2,403,142
--------------------------------------------------------------------------------------------------------------------------------

                               GROWTH &
                                INCOME         BOND
                              SUB-ACCOUNT   SUB-ACCOUNT
INCOME:
 Dividends and capital gains          --             --
 Miscellaneous income (loss)  ($   2,166)   $       746
EXPENSES:
 Mortality and expense risk,
   and administrative charge     582,000        237,929
----------------------------------------------------------
 Net investment income
   (loss)                       (584,166)      (237,183)
----------------------------------------------------------
 Net change in unrealized
   appreciation
   (depreciation) on
   investments                 1,880,378      1,318,608
 Realized gain (loss) on
   investments                        --             --
----------------------------------------------------------
 Net realized and unrealized
   gain (loss) on
   investments                 1,880,378      1,318,608
----------------------------------------------------------
 Net increase (decrease) in
   net assets resulting from
   operations                  1,296,212      1,081,425
----------------------------------------------------------
CONTRACT OWNERS ACTIVITY:
 Payments received from
   contract owners            27,198,189     11,285,726
 Net transfers between
   subaccounts and/or fixed
   account                     2,696,317      1,592,079
 Withdrawals and surrenders   (4,484,468)    (1,258,041)
 Contract maintenance charge     (24,273)        (7,358)
----------------------------------------------------------
 Net increase from contract
   activity                   25,385,765     11,612,406
----------------------------------------------------------
 Net increase in net assets   26,681,977     12,693,831
----------------------------------------------------------
 Net assets, at beginning of
   period                     27,783,481     11,365,879
----------------------------------------------------------
 Net assets, at end of
   period                     $54,465,458   $24,059,710
----------------------------------------------------------

                                            For the Year Ended December 31, 1997

                                              EMERGING     INTERNATIONAL                   INCOME        STANDBY
                                               GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME      VALUE PLUS
                                 TOTAL       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
INCOME:
 Dividends and capital gains  $  5,409,296   $  834,976     $   709,520    $1,376,386    $2,070,121    $  418,293
 Miscellaneous income (loss)         3,218        3,731           2,880        (2,658)       (3,840)          328
EXPENSES:
 Mortality and expense risk,
   and administrative charge       939,202      122,709         108,285       135,364       179,897       103,640
--------------------------------------------------------------------------------------------------------------------------------
 Net investment income
   (loss)                        4,473,312      715,998         604,115     1,238,364     1,886,384       314,981
--------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized
   appreciation
   (depreciation) on
   investments                   4,261,510    1,424,333          71,338       292,397    (1,073,439)      (10,274)
 Realized gain (loss) on
   investments                     735,060      360,604         196,132        25,029       154,273          (978)
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
   gain (loss) on
   investments                   4,996,570    1,784,937         267,470       317,426      (919,166)      (11,252)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in
   net assets resulting from
   operations                    9,469,882    2,500,935         871,585     1,555,790       967,218       303,729
--------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNERS ACTIVITY:
 Payments received from
   contract owners              85,891,128    9,661,438       8,570,847    12,652,990    17,117,095    14,114,244
 Net transfers between
   subaccounts and/or fixed
   account                         414,133      764,178         877,161     1,086,970      (243,339)   (5,891,834)
 Withdrawals and surrenders     (2,638,983)    (384,782)       (287,848)     (364,055)     (532,734)     (293,869)
 Contract maintenance charge       (23,424)      (3,521)         (3,073)       (3,299)       (4,491)       (1,006)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase from contract
   activity                     83,642,854   10,037,313       9,157,087    13,372,606    16,336,531     7,927,535
--------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets     93,112,736   12,538,248      10,028,672    14,928,396    17,303,749     8,231,264
--------------------------------------------------------------------------------------------------------------------------------
 Net assets, at beginning of
   period                       27,435,365    3,033,208       3,116,692     3,678,829     5,253,947     3,285,736
--------------------------------------------------------------------------------------------------------------------------------
 Net assets, at end of
   period                     $120,548,101   $15,571,456    $13,145,364    $18,607,225   $22,557,696   $11,517,000
--------------------------------------------------------------------------------------------------------------------------------

                               GROWTH &
                                INCOME         BOND
                              SUB-ACCOUNT   SUB-ACCOUNT
INCOME:
 Dividends and capital gains  $       --    $        --
 Miscellaneous income (loss)       3,168           (391)
EXPENSES:
 Mortality and expense risk,
   and administrative charge     207,267         82,040
----------------------------------------------------------
 Net investment income
   (loss)                       (204,099)       (82,431)
----------------------------------------------------------
 Net change in unrealized
   appreciation
   (depreciation) on
   investments                 3,058,688        498,467
 Realized gain (loss) on
   investments                        --             --
----------------------------------------------------------
 Net realized and unrealized
   gain (loss) on
   investments                 3,058,688        498,467
----------------------------------------------------------
 Net increase (decrease) in
   net assets resulting from
   operations                  2,854,589        416,036
----------------------------------------------------------
CONTRACT OWNERS ACTIVITY:
 Payments received from
   contract owners            17,225,945      6,548,569
 Net transfers between
   subaccounts and/or fixed
   account                     1,881,077      1,939,920
 Withdrawals and surrenders     (560,767)      (214,928)
 Contract maintenance charge      (6,180)        (1,854)
----------------------------------------------------------
 Net increase from contract
   activity                   18,540,075      8,271,707
----------------------------------------------------------
 Net increase in net assets   21,394,664      8,687,743
----------------------------------------------------------
 Net assets, at beginning of
   period                      6,388,817      2,678,136
----------------------------------------------------------
 Net assets, at end of
   period                     $27,783,481   $11,365,879
----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1

23
NOTES TO FINANCIAL STATEMENTS

1.  Organization
Western-Southern Life Assurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company ("Western & Southern"). The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995 with the issuance of the first Touchstone Variable Annuity contract. The first Touchstone Select Variable Annuity contract was issued on March 2, 1998.

The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2.  Significant Accounting Policies

The Account has eight investment sub-accounts, each of which invests in the corresponding portfolio (a "Portfolio") of Select Advisors Variable Insurance Trust or of Select Advisors Portfolios, each of which is an open-ended diversified management investment company. The sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which the sub-account is invested. A contractholder may also allocate funds to the Fixed Account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed description of the annuity contracts.

3.  Contract Charges

Certain deductions for administrative and risk charges are deducted from the contract value in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of 1.35% for the Touchstone Variable Annuity. For the Touchstone Select Variable Annuity, the effective rates are 1.35% for the Standard Death Benefit (Option 1), 1.45% for the Annual Step Up Death Benefit (Option 2) and 1.55% for the Accumulating Death Benefit (Option 3).

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1

                                                                              24
Notes to Financial Statements continued

The Company also deducts an annual contract maintenance charge from the contract value on each contract anniversary and upon any full surrender. For the Touchstone Variable Annuity the contract maintenance charge is $35 for the first ten Contract Years and the lesser of (a) $35 and (b) 0.17% of the Contract Value after the tenth Contract Anniversary. For the Touchstone Select Variable Annuity, the contract maintenance charge is $40 for the first ten Contract Years, and if the Contract Value is less than $50,000 after the tenth Contract Anniversary, the charge is the lesser of (a) $40 and (b) 0.14% of the Contract Value.

Since no deduction for a sales charge is made from the payments received from contract owners, a surrender charge is imposed on certain surrenders and partial withdrawals to cover expenses relating to promotion, sale and distribution of the contracts. The surrender charge is assessed on each redemption, except for certain amounts excluded from charges under the contract. For the Touchstone Variable Annuity, this charge ranges from 7% to 0% depending on the number of years since the payment was received. For the Touchstone Select Variable Annuity, this charge ranges from 8% to 0%, depending on the number of years since the payment was received.

4.  Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5.  Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

6.  Purchases and Sales of Investments

The following table shows aggregate cost of shares and beneficial interests of the Portfolios purchased and proceeds from shares and beneficial

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1

25

interests of the Portfolios sold by the corresponding sub-accounts for the period January 1, 1998 to December 31, 1998.

                                        PURCHASES       SALES
Select Advisors Variable Insurance
  Trust
  Emerging Growth Portfolio            $14,669,128    $2,518,819
  International Equity Portfolio        12,849,339     2,133,719
  Balanced Portfolio                    23,059,388     3,413,320
  Income Opportunity Portfolio          20,259,817     3,675,861
  Standby Income Portfolio              21,583,553    13,386,839
  Value Plus Portfolio                   4,599,508     2,199,648
Select Advisors Portfolios
  Growth & Income Portfolio II          31,132,547     6,330,958
  Bond Portfolio II                     17,315,046     5,939,844

7.  Unit Values

The following table shows a summary of units outstanding for variable annuity contracts for the period January 1, 1998 to December 31, 1998. Eight unit values are calculated for the Touchstone Variable Annuity. Eight unit values are calculated for each of the death benefit options in the Touchstone Select Variable Annuity.

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1

                                                                              26
Notes to Financial Statements continued

TOUCHSTONE VARIABLE ANNUITY

                                                           TRANSFERS
                       BEGINNING     UNITS      UNITS       BETWEEN       ENDING       UNIT         ENDING
                         UNITS     PURCHASED   REDEEMED   SUB-ACCOUNTS     UNITS       VALUE        VALUE
Emerging Growth          921,086     665,252   (137,675)      79,049     1,527,712   17.227461   $ 26,318,599
International Equity     939,980     630,025   (117,189)      48,423     1,501,239   16.586786     24,900,730
Balanced               1,153,567   1,069,662   (158,767)      77,987     2,142,449   16.780412     35,951,185
Income Opportunity     1,296,326   1,013,209   (163,283)    (127,924)    2,018,328   15.048926     30,373,665
Standby Income         1,033,781   1,255,150   (126,003)    (509,487)    1,653,441   11.621488     19,215,444
Value Plus                    --      82,239     (7,412)     146,709       221,536   10.119923      2,241,927
Growth & Income        1,658,720   1,444,985   (258,181)     127,812     2,973,336   17.758155     52,800,967
Bond                     936,431     820,328    (98,776)     106,096     1,764,079   12.960022     22,862,503
-------------------------------------------------------------------------------------------------------------
     Total -- Touchstone Variable Annuity                                                         214,665,020
-------------------------------------------------------------------------------------------------------------

TOUCHSTONE SELECT VARIABLE ANNUITY -- OPTION 1

                                                           TRANSFERS
                       BEGINNING     UNITS      UNITS       BETWEEN       ENDING       UNIT         ENDING
                         UNITS     PURCHASED   REDEEMED   SUB-ACCOUNTS     UNITS       VALUE        VALUE
Emerging Growth               --      26,106         --        2,635        28,741    9.816905        282,145
International Equity          --       8,972         --          939         9,911   10.847208        107,502
Balanced                      --      11,526         --        2,893        14,419   10.086416        145,440
Income Opportunity            --      15,361         --        3,233        18,594    8.450648        157,132
Standby Income                --      14,947         --       (5,418)        9,529   10.365454         98,767
Value Plus                    --       1,566         --           --         1,566   10.119923         15,852
Growth & Income               --      21,072         --        2,928        24,000    9.945485        238,687
Bond                          --       9,468         --          807        10,275   10.536637        108,264
-------------------------------------------------------------------------------------------------------------
     Total -- Touchstone Variable Annuity -- Option 1                                               1,153,789
-------------------------------------------------------------------------------------------------------------

TOUCHSTONE SELECT VARIABLE ANNUITY -- OPTION 2

                                                           TRANSFERS
                       BEGINNING     UNITS      UNITS       BETWEEN       ENDING       UNIT         ENDING
                         UNITS     PURCHASED   REDEEMED   SUB-ACCOUNTS     UNITS       VALUE        VALUE
Emerging Growth               --      58,173     (2,013)        (342)       55,818    9.808771        547,511
International Equity          --      57,669     (1,806)         899        56,762   10.838240        615,205
Balanced                      --      73,663     (1,206)       5,247        77,704   10.078051        783,105
Income Opportunity            --      84,451     (1,208)     (25,724)       57,519    8.443640        485,670
Standby Income                --      30,949        (96)      (7,187)       23,666   10.356871        245,106
Value Plus                    --      10,714       (150)       3,693        14,257   10.113256        144,180
Growth & Income               --      91,265     (1,670)       7,669        97,264    9.937692        966,581
Bond                          --      46,392       (917)      17,921        63,396   10.528530        667,464
-------------------------------------------------------------------------------------------------------------
     Total -- Touchstone Variable Annuity -- Option 2                                               4,454,822
-------------------------------------------------------------------------------------------------------------

TOUCHSTONE SELECT VARIABLE ANNUITY -- OPTION 3

                                                           TRANSFERS
                       BEGINNING     UNITS      UNITS       BETWEEN       ENDING       UNIT         ENDING
                         UNITS     PURCHASED   REDEEMED   SUB-ACCOUNTS     UNITS       VALUE        VALUE
Emerging Growth               --      23,146       (682)         755        23,219    9.800639        227,559
International Equity          --      29,565       (632)         189        29,122   10.829259        315,367
Balanced                      --      48,146       (664)       2,377        49,859   10.069706        502,064
Income Opportunity            --      48,154     (1,385)       1,615        48,384    8.436637        408,194
Standby Income                --      17,366        (37)        (419)       16,910   10.348293        174,991
Value Plus                    --         117         --           --           117   10.106600          1,183
Growth & Income               --      45,073     (1,216)       2,399        46,256    9.927793        459,223
Bond                          --      41,789       (471)      (1,248)       40,070   10.518460        421,479
-------------------------------------------------------------------------------------------------------------
     Total -- Touchstone Variable Annuity -- Option 3                                               2,510,060
-------------------------------------------------------------------------------------------------------------
          Total                                                                                  $222,783,691
-------------------------------------------------------------------------------------------------------------

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1

27

8.  Subsequent Event
Effective immediately after the close of business on December 31, 1998, two new portfolios, namely Touchstone
Growth & Income Fund and Touchstone Bond Fund were established in the Select Advisors Variable Insurance
Trust. Effective after the close of business on December
31, 1998, Select Advisors Variable Insurance Trust was renamed Touchstone Variable Series Trust ("VST"). The shares of the newly established VST: Touchstone Growth &
Income Fund and VST: Touchstone Bond Fund, (collectively
"VST Funds") were substituted for shares of the Select
Advisors Portfolios: Growth & Income Portfolio II and the
Select Advisors Portfolios: Bond Portfolio II respectively,
(collectively "SAP Funds") held by Western-Southern Life
Assurance Company Separate Account 1 and Separate Account 2 and The Western and Southern Life Insurance Company
Separate Account A. This transaction was achieved through an in-kind redemption from the SAP Funds and a corresponding in-kind contribution to the VST Funds of the net assets of the SAP Funds. As a result of this transaction, the SAP Funds ceased to be available as investment options for Separate Accounts 1, 2 and A. The
VST Funds have substantially identical investment objectives, policies and risks as those of the respective
SAP Funds. In addition, the VST Funds will employ the same investment advisor and investment techniques as those employed by the respective SAP Funds. The SAP Funds will be dissolved and terminated as soon as practicable.

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1

                                                                              28

Notes to Financial Statements continued

9. Supplementary Information -- Selected Per Share Data and Ratios TOUCHSTONE VARIABLE ANNUITY

Selected data for an accumulation unit outstanding throughout each year:

                                      TOUCHSTONE EMERGING GROWTH FUND SUB-ACCOUNT
                               ---------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE        FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                   1998           1997           1996           1995
PER SHARE DATA
  Investment income             $ 0.599473     $ 0.914814     $ 0.334587     $ 0.786333
  Expenses                        0.222097       0.197048       0.165347       0.123840
----------------------------------------------------------------------------------------
  Net investment income
    (loss)                        0.377376       0.717766       0.169240       0.662493
  Net realized and unrealized
    gain (loss) on
    investments                  (0.055459)      3.369931       0.961438       1.024676
----------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value               0.321917       4.087697       1.130678       1.687169
    Beginning of period          16.905544      12.817847      11.687169      10.000000
----------------------------------------------------------------------------------------
    End of period               $17.227461     $16.905544     $12.817847     $11.687169
----------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)         1.37%          1.32%          0.96%          0.58%
  Ratio of net investment
    income (loss) to average
    net assets (%)                    3.04%          7.70%          4.00%         12.54%

                                      TOUCHSTONE INTERNATIONAL EQUITY SUB-ACCOUNT
                               ---------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE        FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                   1998           1997           1996           1995
PER SHARE DATA
  Investment income             $ 0.549363     $ 0.759815     $ 0.083236     $ 0.033593
  Expenses                        0.212322       0.179407       0.159808       0.123076
----------------------------------------------------------------------------------------
  Net investment income
    (loss)                        0.337041       0.580408      (0.076572)     (0.089483)
  Net realized and unrealized
    gain (loss) on
    investments                   2.265021       1.053431       1.196627       1.320313
----------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value               2.602062       1.633839       1.120055       1.230830
    Beginning of period          13.984724      12.350885      11.230830      10.000000
----------------------------------------------------------------------------------------
    End of period               $16.586786     $13.984724     $12.350885     $11.230830
----------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)         1.45%          1.33%          0.98%          0.66%
  Ratio of net investment
    income (loss) to average
    net assets (%)                    2.99%          7.43%          0.18%          0.06%

                                            TOUCHSTONE BALANCED SUB-ACCOUNT
                               ---------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE        FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                   1998           1997           1996           1995
PER SHARE DATA
  Investment income             $ 0.899829     $ 1.297872     $ 0.564184     $ 1.121644
  Expenses                        0.222979       0.200630       0.170051       0.127804
----------------------------------------------------------------------------------------
  Net investment income
    (loss)                        0.676850       1.097242       0.394133       0.993840
  Net realized and unrealized
    gain (loss) on
    investments                  (0.026608)      1.250190       1.425763       0.969002
----------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value               0.650242       2.347432       1.819896       1.962842
    Beginning of period          16.130170      13.782738      11.962842      10.000000
----------------------------------------------------------------------------------------
    End of period               $16.780412     $16.130170     $13.782738     $11.962842
----------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)         1.43%          1.21%          0.99%          0.67%
  Ratio of net investment
    income (loss) to average
    net assets (%)                    5.36%         11.11%          4.36%         13.90%

                                       TOUCHSTONE INCOME OPPORTUNITY SUB-ACCOUNT
                               ---------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE        FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                   1998           1997           1996           1995
PER SHARE DATA
  Investment income             $ 1.719380     $ 2.211330     $ 1.961352     $ 1.546728
  Expenses                        0.222766       0.227065       0.189796       0.127882
----------------------------------------------------------------------------------------
  Net investment income
    (loss)                        1.496614       1.984265       1.771556       1.418846
  Net realized and unrealized
    gain (loss) on
    investments                  (3.848938)     (0.310492)      1.440778       1.096297
----------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value              (2.352324)      1.673773       3.212334       2.515143
    Beginning of period          17.401250      15.727477      12.515143      10.000000
----------------------------------------------------------------------------------------
    End of period               $15.048926     $17.401250     $15.727477     $12.515143
----------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)         1.47%          1.29%          0.81%          0.68%
  Ratio of net investment
    income (loss) to average
    net assets (%)                   10.36%         13.57%         12.28%          6.77%

* Calculation of the Value Plus Unit Values began May 1, 1998, when that sub-account commenced operations.

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1

29

                                       TOUCHSTONE STANDBY INCOME SUB-ACCOUNT
---------------------------------------------------------------------------------------
                                  FOR THE       FOR THE        FOR THE        FOR THE
                                YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                    1998           1997           1996           1995
PER SHARE DATA
  Investment income             $ 0.622007     $ 0.586459     $ 0.546191     $ 0.482206
  Expenses                        0.152566       0.146437       0.141698       0.115186
---------------------------------------------------------------------------------------
  Net investment income
    (loss)                         0.469441      0.440022       0.404493       0.367020
  Net realized and unrealized
    gain (loss) on
    investments                    0.011393     (0.010786)     (0.010269)     (0.049826)
---------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value                0.480834       0.429236       0.394224       0.317194
    Beginning of period           11.140654      10.711418      10.317194      10.000000
---------------------------------------------------------------------------------------
    End of period                $11.621488     $11.140654     $10.711418     $10.317194
---------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)          1.43%          1.40%          0.97%          0.64%
  Ratio of net investment
    income (loss) to average
    net assets (%)                     4.44%          4.26%          2.77%          2.00%


                                       TOUCHSTONE GROWTH & INCOME SUB-ACCOUNT
---------------------------------------------------------------------------------------
                                  FOR THE        FOR THE        FOR THE        FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                    1998           1997           1996           1995
PER SHARE DATA
  Investment income              $       --     $       --     $       --     $       --
  Expenses                         0.234781       0.204446       0.181541       0.126716
---------------------------------------------------------------------------------------
  Net investment income
    (loss)                        (0.234781)     (0.204446)     (0.181541)     (0.126716)
  Net realized and unrealized
    gain (loss) on
    investments                    1.242981       2.792923       1.852780       2.616955
---------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value                1.008200       2.588477       1.671239       2.490239
    Beginning of period           16.749955      14.161478      12.490239      10.000000
---------------------------------------------------------------------------------------
    End of period                $17.758155     $16.749955     $14.161478     $12.490239
---------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)          1.42%          1.21%          0.94%          0.63%
  Ratio of net investment
    income (loss) to average
    net assets (%)                    (1.42)%        (1.19)%        (0.74)%        (0.61)%


                                                                                           TOUCHSTONE
                                                                                           VALUE PLUS
                                              TOUCHSTONE BOND SUB-ACCOUNT                  SUB-ACCOUNT*
----------------------------------------------------------------------------------------   -------------
                                  FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
                                 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED*
                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                    1998           1997           1996           1995           1998
PER SHARE DATA
  Investment income              $       --     $       --     $       --     $       --     $ 0.029295
  Expenses                         0.168619       0.156956       0.149925       0.120569       0.084536
--------------------------------------------------------------------------------------------------------
  Net investment income
    (loss)                        (0.168619)     (0.156956)     (0.149925)     (0.120569)     (0.055241)
  Net realized and unrealized
    gain (loss) on
    investments                    0.991200       0.899266       0.282532       1.383093       0.175164
--------------------------------------------------------------------------------------------------------
  Net increase (decrease) in
    net asset value                0.822581       0.742310       0.132607       1.262524       0.119923
    Beginning of period           12.137441      11.395131      11.262524      10.000000      10.000000
--------------------------------------------------------------------------------------------------------
    End of period                $12.960022     $12.137441     $11.395131     $11.262524     $10.119923
--------------------------------------------------------------------------------------------------------
RATIOS
  Ratio of operating expense
    to average net assets (%)          1.34%          1.17%          1.08%          0.75%          0.85%
  Ratio of net investment
    income (loss) to average
    net assets (%)                   (1.34)%        (1.17)%        (1.03)%        (0.75)%        (0.26)%

   WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
   SEPARATE ACCOUNT 1
                                                                              30
Notes to Financial Statements continued

Selected data for an accumulation unit outstanding throughout each year TOUCHSTONE SELECT VARIABLE ANNUITY -- OPTION 1**

                                 EMERGING       INTERNATIONAL                     INCOME          STANDBY
                                  GROWTH           EQUITY         BALANCED     OPPORTUNITY        INCOME         VALUE PLUS
                                SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT*
PER SHARE DATA
 Investment income              $  0.341604      $  0.359265    $  0.540872    $  0.823471      $  0.470157      $  0.029295
 Expenses                          0.106294         0.118896       0.113337       0.104235         0.114820         0.084535
-----------------------------------------------------------------------------------------------------------------------------
 Investment income-net             0.235310         0.240369       0.427535       0.719236         0.355337        (0.055240)
 Net realized and unrealized
   gain (loss) on
   investments                    (0.418405)        0.606839      (0.341119)     (2.268588)        0.010117         0.175163
-----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in
   net asset value                (0.183095)        0.847208       0.086416      (1.549352)        0.365454         0.119923
   Beginning of period            10.000000        10.000000      10.000000      10.000000        10.000000        10.000000
-----------------------------------------------------------------------------------------------------------------------------
   End of period                $  9.816905      $ 10.847208    $ 10.086416    $  8.450648      $ 10.365454      $ 10.119923
-----------------------------------------------------------------------------------------------------------------------------
RATIOS
 Ratio of operating expense
   to average net assets (%)           1.37%            1.45%          1.43%          1.47%            1.43%            0.85%
 Ratio of investment income-
   net to average net assets
   (%)                                 3.04%            2.99%          5.36%         10.36%            4.44%           (0.26)%

                                GROWTH &
                                 INCOME          BOND
                              SUB-ACCOUNT    SUB-ACCOUNT
PER SHARE DATA
 Investment income            $        --    $        --
 Expenses                        0.046866       0.045636
-------------------------------------------------------------
 Investment income-net          (0.046866)     (0.045636)
 Net realized and unrealized
   gain (loss) on
   investments                  (0.007649)      0.582273
-------------------------------------------------------------
 Net increase (decrease) in
   net asset value              (0.054515)      0.536637
   Beginning of period          10.000000      10.000000
-------------------------------------------------------------
   End of period              $  9.945485    $ 10.536637
-------------------------------------------------------------
RATIOS
 Ratio of operating expense
   to average net assets (%)         1.42%          1.34%
 Ratio of investment income-
   net to average net assets
   (%)                              (1.42)%         (1.34)%

TOUCHSTONE SELECT VARIABLE ANNUITY -- OPTION 2**

                                 EMERGING       INTERNATIONAL                     INCOME          STANDBY
                                  GROWTH           EQUITY         BALANCED     OPPORTUNITY        INCOME         VALUE PLUS
                                SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT*
PER SHARE DATA
 Investment income              $  0.341323      $  0.358972    $  0.540513    $  0.823085      $  0.469961      $  0.029278
 Expenses                          0.114060         0.127582       0.121617       0.111851         0.123207         0.090718
-----------------------------------------------------------------------------------------------------------------------------
 Investment income-net             0.227263         0.231390       0.418896       0.711234         0.346754        (0.061440)
 Net realized and unrealized
   gain (loss) on
   investments                    (0.418492)        0.606850      (0.340845)     (2.267594)        0.010117         0.174696
-----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in
   net asset value                (0.191229)        0.838240       0.078051      (1.556360)        0.356871         0.113256
   Beginning of period            10.000000        10.000000      10.000000      10.000000        10.000000        10.000000
-----------------------------------------------------------------------------------------------------------------------------
   End of period                $  9.808771      $ 10.838240    $ 10.078051    $  8.443640      $ 10.356871      $ 10.113256
-----------------------------------------------------------------------------------------------------------------------------
RATIOS
 Ratio of operating expense
   to average net assets (%)           1.37%            1.45%          1.43%          1.47%            1.43%            0.85%
 Ratio of investment income-
   net to average net assets
   (%)                                 3.04%            2.99%          5.36%         10.36%            4.44%           (0.26)%

                                GROWTH &
                                 INCOME          BOND
                              SUB-ACCOUNT    SUB-ACCOUNT
PER SHARE DATA
 Investment income            $        --    $        --
 Expenses                        0.050305       0.048988
-------------------------------------------------------------
 Investment income-net          (0.050305)     (0.048988)
 Net realized and unrealized
   gain (loss) on
   investments                  (0.012003)      0.577518
-------------------------------------------------------------
 Net increase (decrease) in
   net asset value              (0.062308)      0.528530
   Beginning of period          10.000000      10.000000
-------------------------------------------------------------
   End of period              $  9.937692    $ 10.528530
-------------------------------------------------------------
RATIOS
 Ratio of operating expense
   to average net assets (%)         1.42%          1.34%
 Ratio of investment income-
   net to average net assets
   (%)                              (1.42)%         (1.34)%

TOUCHSTONE SELECT VARIABLE ANNUITY -- OPTION 3**

                                 EMERGING       INTERNATIONAL                     INCOME          STANDBY
                                  GROWTH           EQUITY         BALANCED     OPPORTUNITY        INCOME         VALUE PLUS
                                SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT*
PER SHARE DATA
 Investment income              $  0.341044      $  0.358677    $  0.540154    $  0.822700      $  0.469766      $  0.029261
 Expenses                          0.121821         0.136261       0.129890       0.119462         0.131587         0.096897
-----------------------------------------------------------------------------------------------------------------------------
 Investment income-net             0.219223         0.222416       0.410264       0.703238         0.338179        (0.067636)
 Net realized and unrealized
   gain (loss) on
   investments                    (0.418584)        0.606843      (0.340558)     (2.266601)        0.010114         0.174236
-----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in
   net asset value                (0.199361)        0.829259       0.069706      (1.563363)        0.348293         0.106600
   Beginning of period            10.000000        10.000000      10.000000      10.000000        10.000000        10.000000
-----------------------------------------------------------------------------------------------------------------------------
   End of period                $  9.800639      $ 10.829259    $ 10.069706    $  8.436637      $ 10.348293      $ 10.106600
-----------------------------------------------------------------------------------------------------------------------------
RATIOS
 Ratio of operating expense
   to average net assets (%)           1.37%            1.45%          1.43%          1.47%            1.43%            0.85%
 Ratio of investment income-
   net to average net assets
   (%)                                 3.04%            2.99%          5.36%         10.36%            4.44%           (0.26)%

                                GROWTH &
                                 INCOME          BOND
                              SUB-ACCOUNT    SUB-ACCOUNT
PER SHARE DATA
 Investment income            $        --    $        --
 Expenses                        0.053733       0.052327
-----------------------------------------------------------------------------------------------------------------------------
 Investment income-net          (0.053733)     (0.052327)
 Net realized and unrealized
   gain (loss) on
   investments                  (0.018474)      0.570787
-----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in
   net asset value              (0.072207)      0.518460
   Beginning of period          10.000000      10.000000
-----------------------------------------------------------------------------------------------------------------------------
   End of period              $  9.927793    $ 10.518460
-----------------------------------------------------------------------------------------------------------------------------
RATIOS
 Ratio of operating expense
   to average net assets (%)         1.42%          1.34%
 Ratio of investment income-
   net to average net assets
   (%)                              (1.42)%         (1.34)%

 * Calculation of the Value Plus Unit Values began May 1, 1998, when that sub-account commenced operations.

** Supplementary information for the years prior to 1997 is not available for the Touchstone Select Variable Annuity as the first contract was issued on March 2, 1998.

   REPORT OF INDEPENDENT ACCOUNTANTS

31
REPORT OF INDEPENDENT ACCOUNTANTS

To the Contractholders and Board of Directors of Western-Southern Life Assurance Company

In our opinion, the accompanying statement of net assets and statement of operations and changes in net assets present fairly, in all material respects, the financial position of Western-Southern Life Assurance Company Separate Account 1 as of December 31, 1998 and the results of their operations and changes in net assets for the years ended December 31, 1998 and 1997 in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
January 22, 1999
Cincinnati, Ohio

NOTES